Employee Post-retirement Benefits - Components of Net Periodic Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Postemployment Benefits [Abstract]
Service cost	$ 8	$ 2
Interest cost	4	1
Expected return on plan assets	(6)	(2)
Amortization of actuarial gain	(1)	0
Net Periodic Benefit Cost Recognized	$ 5	$ 1